SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total cost	$ 10,238	$ 10,696	$ 9,683
Accumulated depreciation	5,705	5,614	4,087
Property, plant and equipment, net	4,533	5,082	5,596
Accumulated depreciation	(5,705)	(5,614)	(4,087)
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	8,266	8,728	7,852
Fixtures, Fittings and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	292	294	282
Land and Building [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 1,680	$ 1,674	$ 1,549